UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Petra PS SPV Corp.*

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

 January 1, 2017     to     December 31, 2017

Date of Report (Date of earliest event reported)  March 20, 2018

Commission File Number of securitizer:                025-00997

Central Index Key Number of securitizer:            0001370743

Kenneth Kornblau, Phone: (212) 812-6170

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Name and telephone number, including area code, of the person to contact in connection with this filing

*  Petra PS SPV Corp. is a former subsidiary of the securitizer, Petra Fund REIT Corp, which was dissolved through a bankruptcy proceeding.  Petra PS SPV Corp makes this filing in a good-faith effort to provide the information required by Rule 15Ga-1 to investors, notwithstanding the dissolution of Petra Fund REIT Corp.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Petra PS SPV Corp.*

Date: March 20, 2018

/s/ Kenneth J. Kornblau

By: Kenneth J. Kornblau, Authorized Signatory

* See note on cover page of filing.